Long-Term Debt, net - Principal Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Scheduled maturities of long-term debt
June 30, 2027	$ 26,629
June 30, 2028	31,249
June 30, 2029	33,134
June 30, 2030	35,041
June 30, 2031	37,058
June 30, 2032 and thereafter	1,069,614
Total long-term debt	$ 1,232,725